Loans and borrowings (Details 1)		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021
Pre-Shipment Credit borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR		INR
Borrowings, interest rate basis	[2]	3 Months T-bill – 5 bps		3 Months T-bill + 30 bps
Pre-Shipment Credit borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR		INR
Borrowings, interest rate basis	[2]	3 Months T-bill
Borrowings, interest rate	[2]			5.75%
Other Working Capital Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	U.S		U.S
Borrowings, interest rate basis	[2]	1 Months LIBOR+ 80 bps		(2.2)% to (1.8)%
Other Working Capital Borrowings RUB [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	RUB		RUB
Borrowings, interest rate basis	[2]			3.00% to 3.40% and 5.55%
Borrowings, interest rate	[1]	8.88%
Other Working Capital Borrowings MXN [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	MXN		MXN
Borrowings, interest rate basis	[2]	TIIE + 1.15%		TIIE + 1.20%
Other Working Capital Borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR		INR
Borrowings, interest rate		4.00%	[1]	4.00%	[2]
Other Working Capital Borrowings BRL [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	BRL		BRL
Borrowings, interest rate basis	[2]	CDI + 1.79%
Borrowings, interest rate	[2]			4.00%
Other Working Capital Borrowings UAH [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	UAH		UAH
Borrowings, interest rate		13.00%	[1]	4.75%	[2]
Pre-Shipment Credit Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR		INR
Borrowings, interest rate basis	[2]	3 Months T-bill + 25 bps		0

[1]	“INR” means Indian rupees, “U.S.$” means United States Dollars, “RUB” means Russian roubles, “MXN” means Mexican pesos, “BRL” means Brazilian reals and “UAH” means Ukrainian hryvnia.
[2]	“LIBOR” means the London Inter-bank Offered Rate, “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio), “T-bill” means India Treasury bill and “CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário).